Note 10 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Goodwill [Table Text Block]
	Americas	EMEA	Asia Pacific	Consolidated

Balance, December 31, 2013	$72,270	$95,804	$47,635	$215,709
Goodwill acquired during the year	1,256	92,847	5,458	99,561
Goodwill disposed during the year	(1,104)	-	-	(1,104)
Other items	(1,485)	-	-	(1,485)
Foreign exchange	(1,117)	(21,347)	(4,096)	(26,560)
Balance, December 31, 2014	69,820	167,304	48,997	286,121
Goodwill acquired during the year	39,627	3,322	424	43,373
Goodwill disposed during the year	-	(111)	-	(111)
Foreign exchange	(2,650)	(16,159)	(4,894)	(23,703)
Balance, December 31, 2015	106,797	154,356	44,527	305,680
Goodwill	133,068	157,668	44,527	335,263
Accumulated impairment loss	(26,271)	(3,312)	-	(29,583)
	$106,797	$154,356	$44,527	$305,680